UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22112

                        SEI ALPHA STRATEGY PORTFOLIOS, LP
               (Exact name of registrant as specified in charter)

                                   ----------

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                      DATE OF FISCAL YEAR END: MAY 31, 2009

                   DATE OF REPORTING PERIOD: FEBRUARY 28, 2009

ITEM 1. SCHEDULE OF INVESTMENTS


                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                February 28, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
MORTGAGE-BACKED SECURITIES -- 43.8%

Agency Mortgage-Backed Obligations -- 28.3%
   FHLMC CMO STRIPS, Ser 231,
      IO
         5.500%, 08/01/35                          $       3,214   $         416
   FHLMC CMO STRIPS, Ser 232,
      Cl IO, IO
         5.000%, 08/01/35                                  3,368             485
   FHLMC CMO STRIPS, Ser 233,
      Cl 6, IO
         4.500%, 08/15/35                                    691              63
   FNMA ARM
         6.186%, 09/01/34                                  3,920           4,006
         5.194%, 01/01/34 (B)                              3,022           3,081
         5.124%, 10/01/33 (B)                              1,698           1,727
         5.087%, 10/01/33 (B)                              3,054           3,118
         5.071%, 10/01/33 (B)                              3,444           3,502
         4.801%, 09/01/33 (B)                              4,454           4,454
         4.709%, 07/01/34                                  4,455           4,511
         4.573%, 04/01/33 (B)                              1,333           1,347
         4.547%, 03/01/35 (B)                              6,658           6,705
         4.458%, 02/01/35 (B)                              5,525           5,578
         4.307%, 06/01/35 (B)                              2,752           2,793
         4.082%, 06/01/35 (B)                              2,319           2,347
   FNMA CMO STRIPS, Ser 360,
      Cl 2, IO
         5.000%, 08/01/35                                 55,497           7,928
   FNMA CMO STRIPS, Ser 365,
      Cl 4, IO
         5.000%, 04/01/36                                  3,862             481
   FNMA CMO STRIPS, Ser 369,
      Cl 1, IO
         5.000%, 03/01/36                                  2,996             347
   FNMA TBA
         6.500%, 03/15/39                                 61,050          63,836
         6.000%, 03/15/39                                 50,000          51,641
         6.000%, 03/15/24                                 22,950          23,954
         4.500%, 03/15/39                                 15,750          15,780
                                                                   -------------
                                                                         208,100
                                                                   -------------
Non-Agency Mortgage-Backed Obligations -- 15.5%
   ABN Amro Mortgage, Ser 2003-3,
      Cl B3
         5.750%, 02/25/33 (C)                                565             250
   Adjustable Rate Mortgage Trust,
      Ser 2005-2, Cl 1A2
         5.383%, 06/25/35 (B)                              2,216           2,153
   Adjustable Rate Mortgage Trust,
      Ser 2005-5, Cl 1A1
         5.295%, 09/25/35 (B)                              1,608             994
   American Home Mortgage Assets,
      Ser 2006-2A2, Cl 2A2
         0.704%, 09/25/46 (B)                              4,288             898
   American Home Mortgage Assets,
      Ser 2006-3, Cl 1A22
         3.303%, 10/25/46 (B)                              1,617             396
   American Home Mortgage Assets,
      Ser 2006-4, Cl 2A2
         3.223%, 10/25/46 (B)                              4,977           1,145

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   American Home Mortgage
      Investment Trust, Ser 2005-1,
      Cl 4A1
         4.569%, 06/25/45 (B)                      $       1,197   $         635
   American Home Mortgage
      Investment Trust, Ser 2006-1,
      Cl 2A3
         5.100%, 12/25/35 (B)                              5,991           3,206
   Banc of America Commercial
      Mortgage, Ser 2007-2, Cl A4
         5.688%, 04/10/49 (B)                              1,269             805
   Banc of America Commercial
      Mortgage, Ser 2007-4, Cl A4
         5.745%, 02/10/51 (B)                                207             133
   Banc of America Funding,
      Ser 2004-C, Cl 2A2
         5.864%, 12/20/34 (B)                              2,385           1,684
   Banc of America Mortgage
      Securities, Ser 2007-4, Cl B1
         6.192%, 12/28/37 (B)                              3,929             265
   Banc of America Mortgage
      Securities, Ser 2007-4, Cl B2
         6.192%, 12/28/37 (B)                              1,439              65
   Bear Stearns Alt-A Trust, Ser 2004-
      12, Cl 2A2
         5.234%, 01/25/35 (B)                              5,048           2,321
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-PWR3,
      Cl X2
         0.843%, 02/11/41 (B) (C)                        136,019           3,141
   Bear Stearns Commercial Mortgage
      Securities, Ser 2005-T18, Cl A4
         4.933%, 02/13/42 (B)                                384             291
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-PW16,
      Cl A4
         5.713%, 06/11/40 (B)                              5,000           3,315
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-PW17,
      Cl A4
         5.694%, 06/11/50 (B)                              5,000           3,259
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-T28, Cl F
         5.991%, 09/11/42 (B) (C)                            548              39
   Bear Stearns Mortgage Funding
      Trust, Ser 2006-AR1, Cl 1A2
         0.724%, 07/25/36 (B)                              6,779           1,875
   Bear Stearns Mortgage Funding
      Trust, Ser 2006-SL5, Cl 1A
         0.624%, 12/25/36 (B)                                327              38
   Bear Stearns Mortgage Funding
      Trust, Ser 2007-AR2, Cl A3
         0.704%, 03/25/37 (B)                              6,438             784
   Chaseflex Trust, Ser 2007-M1,
      Cl 2AV1
         0.624%, 08/25/37 (B)                              1,166             990
   Commercial Mortgage Pass-
      Through Certificates, Ser 2006-
      C8, Cl G
         5.594%, 12/10/46 (B)                              1,750             136

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                February 28, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Countrywide Alternative Loan
      Trust, Ser 2004-33, Cl 1A1
         5.340%, 12/25/34 (B)                      $       1,142   $         689
   Countrywide Alternative Loan
      Trust, Ser 2006-OA17, Cl 1A1B
         0.540%, 12/20/46 (B)                              1,431           1,317
   Countrywide Alternative Loan
      Trust, Ser 2006-OA9, Cl 2A2
         3.623%, 07/20/46 (B)                              1,910             229
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2004-
      22, Cl A1
         5.078%, 11/25/34 (B)                              1,433             983
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2005-
      27, Cl M
         5.500%, 12/25/35                                  3,836             898
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2007-
      HYB1, Cl 1A1
         5.457%, 03/25/37 (B)                              7,770           3,958
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C4, Cl A3
         5.467%, 09/15/39                                    883             500
   Credit Suisse Mortgage Capital
      Certificates, Ser 2007-C5, Cl A4
         5.695%, 07/15/17 (B)                              3,632           2,072
   Credit Suisse Mortgage Capital,
      Ser 2007-C3, Cl A4
         5.723%, 06/15/39 (B)                              4,975           2,555
   Credit Suisse, Ser 2006-HC1A,
      Cl A2
         0.721%, 05/15/23 (B) (C)                          4,000           2,766
   Crown Castle Towers LLC,
      Ser 2005-1A, Cl AFL
         0.841%, 09/15/40 (B) (C)                          1,500           1,365
   CS First Boston Mortgage
      Securities, Ser 2005-3, Cl 5A1
         5.500%, 07/25/20                                  5,430           4,813
   Deutsche ALT-A Securities
      Alternate Loan Trust, Ser 2006-
      AB4, Cl A1C
         6.000%, 10/25/36 (B)                              1,150             723
   DSLA Mortgage Loan Trust,
      Ser 2006-AR2, Cl M4
         1.066%, 11/19/37 (B)                                 60               1
   First Horizon Alternative Mortgage
      Trust, Ser 2005-AA3, Cl 3A1
         5.352%, 05/25/35 (B)                                810             430
   First Horizon Asset Securities,
      Ser 2006-AR1, Cl 2A1
         5.863%, 05/25/36 (B)                              1,614             843
   First Horizon Asset Securities,
      Ser 2006-AR3, Cl 1A1
         5.652%, 11/25/36 (B)                              4,771           3,250
   GMAC Commercial Mortgage
      Securities, Ser 1999-C2, Cl A2
         6.945%, 09/15/33                                    253             252
   Greenwich Capital Commercial
      Funding, Ser 2007-GG9, Cl A4
         5.444%, 03/10/39                                  5,153           3,228

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   GSR Mortgage Loan Trust,
      Ser 2005-6F, Cl 1A1
         5.000%, 07/25/35                          $       2,520   $       1,893
   GSR Mortgage Loan Trust,
      Ser 2005-AR1, Cl 1A1
         5.177%, 07/25/35 (B)                              1,546             928
   GSR Mortgage Loan Trust,
      Ser 2005-AR2, Cl 1A2
         5.828%, 04/25/35 (B)                              2,201           1,238
   Harborview Mortgage Loan Trust,
      Ser 2004-7, Cl 2A1
         5.265%, 11/19/34 (B)                                307             165
   Harborview Mortgage Loan Trust,
      Ser 2005-10, Cl 2A1B
         0.846%, 11/19/35 (B)                              2,957             547
   Harborview Mortgage Loan Trust,
      Ser 2005-9, Cl B11
         2.220%, 06/20/35 (B) (C)                          1,186              59
   Harborview Mortgage Loan Trust,
      Ser 2006-12, Cl 2A11
         0.556%, 01/19/38 (B)                              1,431           1,295
   HSI Asset Securitization Trust,
      Ser 2005-NC1, Cl 2A4
         0.794%, 07/25/35 (B)                              1,723           1,156
   Impac CMB Trust, Ser 2004-10,
      Cl 4M1
         1.074%, 03/25/35 (B)                              1,194             725
   Impac Secured Assets CMN Owner
      Trust, Ser 2006-4, Cl A2A
         0.554%, 01/25/37 (B)                                327             280
   Impac Secured Assets CMN Owner
      Trust, Ser 2006-5, Cl 1A1A
         0.584%, 02/25/37 (B)                                673             511
   Indymac Index Mortgage Loan
      Trust, Ser 2006-AR11, Cl 3A1
         5.700%, 06/25/36 (B)                              2,756           1,135
   Indymac Index Mortgage Loan
      Trust, Ser 2006-AR14, Cl 1A4A
         0.644%, 11/25/46 (B)                              4,783           1,862
   Indymac Index Mortgage Loan
      Trust, Ser 2006-AR2, Cl M1
         0.924%, 04/25/46 (B)                                250               6
   Indymac Index Mortgage Loan
      Trust, Ser 2006-AR4, Cl M4
         1.174%, 05/25/46 (B)                                971               5
   Indymac Index Mortgage Loan
      Trust, Ser 2006-AR6, Cl M7
         2.024%, 06/25/47 (B)                                 40              --
   Indymac Index Mortgage Loan
      Trust, Ser 2006-AR8, Cl M5
         1.024%, 07/25/46 (B)                                 50              --
   Indymac Index Mortgage Loan
      Trust, Ser 2007-AR5, Cl 2A1
         6.020%, 05/25/37 (B)                              2,326             992
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2007-
      CB18, Cl A4
         5.440%, 06/12/47                                  6,000           3,606
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2007-
      CB19, Cl H
         5.746%, 02/12/49 (B) (C)                            786              37

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                February 28, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2007-
      CB19, Cl F
         5.746%, 02/12/49 (B) (C)                  $       2,250   $         168
   LB-UBS Commercial Mortgage
      Trust, Ser 2000-C3, Cl A2
         7.950%, 05/15/25 (B)                              2,984           3,011
         7.370%, 08/15/26                                  3,059           3,075
   Merrill Lynch Mortgage Investors,
      Ser 2005-A8, Cl A1B1
         5.250%, 08/25/36 (B)                                 83              79
   Merrill Lynch Mortgage Trust,
      Ser 2006-1, Cl 1A
         5.038%, 02/25/36 (B)                              5,787           5,231
   Merrill Lynch Mortgage Trust,
      Ser 2008-C1, Cl AM
         6.266%, 02/12/51 (B)                              2,343             855
   Morgan Stanley Capital I,
      Ser 2006-IQ12, Cl F
         5.557%, 12/15/43 (B)                              1,750             175
   Morgan Stanley Capital I,
      Ser 2007-HQ13, Cl D
         6.306%, 12/15/44 (B) (C)                          4,000             495
   Morgan Stanley Capital I,
      Ser 2007-IQ13, Cl A4
         5.364%, 03/15/44                                    686             426
   Morgan Stanley Capital I,
      Ser 2007-T27, Cl A4
         5.650%, 06/11/42 (B)                              1,461             987
   Morgan Stanley Mortgage Loan
      Trust, Ser 2004-10AR, Cl 1A
         5.299%, 11/25/34 (B)                              2,879           1,707
   Nomura Asset Acceptance,
      Ser 2006-AF2, Cl 1A1
         0.574%, 08/25/36 (B)                                516             411
   Nomura Asset Acceptance,
      Ser 2006-AP1, Cl A2
         5.515%, 01/25/36 (B)                              2,615           1,780
   Nomura Asset Acceptance,
      Ser 2007-1, Cl 1A1A
         5.995%, 03/25/47 (D)                                440             367
   Nomura Asset Securities, Ser 1998-
      D6, Cl A1B
         6.590%, 03/15/30                                     26              26
   Prime Mortgage Trust, Ser 2005-4,
      Cl 2A8
         5.500%, 10/25/35                                  4,722           1,873
   RESI Finance, Ser 2007-B, Cl B5
         1.561%, 04/15/39 (B) (C)                          3,177             222
   Residential Accredit Loans,
      Ser 2006-QO1, Cl 2A3
         0.874%, 02/25/46 (B)                              1,076             115
   Residential Accredit Loans,
      Ser 2006-QO10, Cl A2
         0.674%, 01/25/37 (B)                              2,141             461
   Residential Asset Securitization
      Trust, Ser 2004-IP2, Cl 3A1
         5.206%, 12/25/34 (B)                              5,960           3,776
   Residential Asset Securitization
      Trust, Ser 2007-A8, Cl 3A1
         6.073%, 05/25/37 (B)                              4,193           2,699

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Residential Funding Mortgage
      Securities I, Ser 2007-S5,
      Cl A9
         6.000%, 05/25/37                          $         430   $         173
   Residential Funding Mortgage
      Securities I, Ser 2007-S7,
      Cl M2
         6.000%, 07/25/37                                    939             128
   Residential Funding Mortgage
      Securities I, Ser 2007-S7,
      Cl M3
         6.000%, 07/25/37                                    876              98
   Residential Funding Mortgage
      Securities I, Ser 2007-S7,
      Cl M1
         6.000%, 07/25/37                                  1,977             391
   Structured Adjustable Rate
      Mortgage Loan Trust, Ser
      2005-7, Cl 1A3
         5.184%, 04/25/35 (B)                              4,340           2,285
   Structured Asset Mortgage
      Investments, Ser 2006-AR7,
      Cl A12
         0.724%, 08/25/36 (B)                              2,990             588
   Structured Asset Securities,
      Ser 2005-16, Cl 1A2
         5.500%, 09/25/35                                  3,750           1,818
   Structured Asset Securities,
      Ser 2006-NC1, Cl A4
         0.624%, 05/25/36 (B)                              1,200             669
   Washington Mutual Alternative
      Mortgage Pass-Through
      Certificates, Ser 2007-OA3,
      Cl 5A
         4.405%, 04/25/47 (B)                              9,104           2,854
   Washigton Mutual Mortgage Pa ss-
      Through Certificates, Ser
      2005-AR2, Cl B9
         1.674%, 01/25/45 (B)                              1,167              18
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser
      2005-AR16, Cl 4A1
         4.992%, 10/25/35 (B)                              1,209             935
                                                                   -------------
                                                                         114,026
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $419,776) ($ Thousands)                                         322,126
                                                                   -------------
ASSET-BACKED SECURITIES -- 43.2%

Automotive -- 0.5%
   Chase Manhattan Auto Owner
      Trust, Ser 2006-B, Cl A3
         5.130%, 05/15/11                                  2,542           2,546
   USAA Auto Owner Trust,
      Ser 2008-1, Cl A2
         4.270%, 10/15/10                                  1,364           1,364
                                                                   -------------
                                                                           3,910
                                                                   -------------
Credit Cards -- 6.5%
   American Express Credit Account
      Master Trust, Ser 2005-8, Cl A
         0.491%, 06/17/13 (B)                              3,000           2,846
   American Express Credit Account
      Master Trust, Ser 2008-8, Cl A
         1.561%, 04/15/13 (B)                              5,000           4,851

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                February 28, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   American Express Issuance Trust,
      Ser 2008-1, Cl A
         1.411%, 12/15/10 (B)                      $       5,000   $       4,912
   Bank of America Credit Card Trust,
      Ser 2007-A7, Cl A7
         0.455%, 08/15/12 (B)                              3,000           2,888
   Bank of America Credit Card Trust,
      Ser 2008-A3, Cl A3
         1.205%, 08/15/11 (B)                              3,000           2,997
   Bank One Issuance Trust, Ser 2002-
      A6, Cl A
         0.651%, 06/15/12 (B)                              5,020           4,966
   Capital One Multi-Asset Execution
      Trust, Ser 2006-A13
         0.435%, 08/15/12                                  3,000           2,936
   Chase Issuance Trust, Ser 2005-
      A13, Cl A13
         0.501%, 02/15/13 (B)                              3,000           2,872
   Chase Issuance Trust, Ser 2005-A8,
      Cl A8
         0.501%, 10/15/12 (B)                              2,500           2,424
   Chase Issuance Trust, Ser 2006-A3,
      Cl A3
         0.451%, 07/15/11 (B)                              3,000           2,988
   Chase Issuance Trust, Ser 2006-A7,
      Cl A
         0.471%, 02/15/13 (B)                              3,586           3,446
   Citibank Credit Card Issuance
      Trust, Ser 2008-A3, Cl A3
         1.345%, 05/18/11 (B)                              5,000           4,979
   MBNA Credit Card Master Note
      Trust, Ser 2003-A4, Cl A4
         0.681%, 09/17/12 (B)                              5,000           4,815
                                                                   -------------
                                                                          47,920
                                                                   -------------
Mortgage Related Securities -- 16.5%
   Accredited Mortgage Loan Trust,
      Ser 2006-2, Cl A2
         0.564%, 09/25/36 (B)                              4,220           3,549
   ACE Securities, Ser 2003-NC1,
      Cl M
         1.644%, 07/25/33 (B)                              3,600           1,950
   ACE Securities, Ser 2003-OP1,
      Cl M1
         1.174%, 12/25/33 (B)                              1,750             999
   ACE Securities, Ser 2005-HE2,
      Cl M3
         0.954%, 04/25/35 (B)                              2,235           1,376
   ACE Securities, Ser 2005-HE7,
      Cl A2D
         0.804%, 11/25/35 (B)                              3,000           1,955
   ACE Securities, Ser 2005-HE7,
      Cl A1B2
         0.774%, 11/25/35 (B)                              2,583           1,629
   ACE Securities, Ser 2006-HE1,
      Cl A2B
         0.604%, 02/25/36 (B)                                995             943
   ACE Securities, Ser 2006-OP1,
      Cl M2
         0.764%, 04/25/36 (B)                              4,325             191

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Aegis Asset-Backed Securities
      Trust, Ser 2003-3, Cl M1
         1.524%, 01/25/34 (B)                      $         173   $          67
   Aegis Asset-Backed Securities
      Trust, Ser 2005-4, Cl 1A3
         0.744%, 10/25/35 (B)                                211             191
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1
         1.824%, 03/25/33 (B)                              2,035           1,045
   Argent Securities, Ser 2003-W5,
      Cl M1
         1.174%, 10/25/33 (B)                              1,000             509
   Argent Securities, Ser 2003-W9,
      Cl M1
         1.164%, 03/25/34 (B)                              2,274           1,001
   Argent Securities, Ser 2006-M3,
      Cl A2B
         0.574%, 10/25/36 (B)                              5,500           4,508
   Argent Securities, Ser 2006-W2,
      Cl A2B
         0.664%, 03/25/36 (B)                              2,526           1,739
   Asset-Backed Funding Certificates,
      Ser 2006-HE1, Cl A2A
         0.534%, 01/25/37 (B)                                999             875
   Asset-Backed Funding Certificates,
      Ser 2004-OPT5, Cl M1
         1.224%, 03/25/34 (B)                                906             586
   Asset-Backed Funding Certificates,
      Ser 2006-HE1, Cl A2C
         0.634%, 01/25/37 (B)                              1,285             345
   Asset-Backed Funding Certificates,
      Ser 2006-OPT1, Cl A3C2
         0.624%, 09/25/36 (B)                              2,540           1,469
   Asset-Backed Funding Certificates,
      Ser 2006-OPT1, Cl M2
         0.764%, 09/25/36 (B)                              2,000              74
   Asset-Backed Funding Certificates,
      Ser 2006-OPT3, Cl A3B
         0.634%, 11/25/36 (B)                              1,255             688
   Asset-Backed Securities Home
      Equity, Ser 2003-HE5, Cl M1
         1.586%, 09/15/33 (B)                              2,763           1,752
   Asset-Backed Securities Home
      Equity, Ser 2006-HE2, Cl M3
         0.864%, 03/25/36 (B)                              2,789              11
   Asset-Backed Securities Home
      Equity, Ser 2006-HE3, Cl A4
         0.644%, 03/25/36 (B)                              4,740           3,234
   Bayview Financial Acquisition
      Trust, Ser 2006-A, Cl 2A2
         0.649%, 02/28/41 (B)                                389             387
   Bear Stearns Asset-Backed
      Securities Trust, Ser 2006-HE7,
      Cl 2A2
         0.634%, 08/25/36 (B)                              4,600           2,160
   Bear Stearns Asset-Backed
      Securities Trust, Ser 2006-HE9,
      Cl 1A2
         0.624%, 11/25/36 (B)                              3,430           1,293
   Bear Stearns Commercial Morgage
      Securities, Ser 2007-T28, Cl G
         5.991%, 09/11/42                                    955              56

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                February 28, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Citifinancial Mortgage Securities,
      Ser 2004-1, Cl AF2
         2.640%, 04/25/34 (D)                      $         662   $         595
   Citigroup Mortgage Loan Trust,
      Ser 2006-AR3, Cl 2A4A
         5.900%, 06/25/36 (B)                              1,832           1,030
   Citigroup Mortgage Loan Trust,
      Ser 2006-AR6
         6.056%, 08/25/36                                  3,117           1,796
   Citigroup Mortgage Loan Trust,
      Ser 2006-FX1, Cl A1
         0.574%, 10/25/36 (B)                                 90              78
   Citigroup Mortgage Loan Trust,
      Ser 2006-NC1, Cl A2B
         0.584%, 08/25/36 (B)                              2,431           2,139
   Citigroup Mortgage Loan Trust,
      Ser 2006-NC2, Cl A2B
         0.634%, 09/25/36 (B)                              5,780           2,757
   Countrywide Asset-Backed
      Certificates, Ser 2006-S1, Cl A2
         5.549%, 08/25/21                                  5,001           4,112
   Green Tree Home Improvement
      Loan Trust, Ser 1997-E,
      Cl HEB1
         7.530%, 01/15/29                                  3,235           2,709
   HFC Home Equity Loan Asset-
      Backed Certificates, Ser 2007-3,
      Cl M1
         2.720%, 11/20/36 (B)                              3,000           1,226
   Home Equity Asset NIM Trust,
      Ser 2003-4, Cl M2
         2.874%, 10/25/33 (B)                              1,288             635
   Home Equity Asset Trust,
      Ser 2006-3, Cl 2A2
         0.604%, 07/25/36 (B)                                344             338
   Home Equity Asset Trust,
      Ser 2006-5, Cl 2A3
         0.624%, 10/25/36 (B)                                950             440
   Home Equity Asset Trust,
      Ser 2006-6, Cl 2A3
         0.624%, 11/25/36 (B)                              2,015             681
   Home Equity Asset Trust,
      Ser 2006-7, Cl 2A3
         0.624%, 01/25/37 (B)                              3,550           1,434
   Home Equity Mortgage Trust,
      Ser 2006-5, Cl A1
         5.500%, 01/25/37 (D)                             13,136           2,819
   Home Equity Mortgage Trust,
      Ser 2007-2, Cl 2A1A
         0.624%, 06/25/37 (B)                             12,270           5,543
   HSI Asset Securitization Trust,
      Ser 2006-HE2, Cl M1
         0.714%, 12/25/36 (B)                              2,235              26
   IXIS Real Estate Capital Trust,
      Ser 2006-HE1, Cl A4
         0.774%, 03/25/36 (B)                              2,000             597
   IXIS Real Estate Capital Trust,
      Ser 2006-HE2, Cl A3
         0.634%, 08/25/36 (B)                              1,755             967
   Master Asset-Backed Securities
      Trust, Ser 2003-WMC2, Cl M1
         1.524%, 08/25/33 (B)                                662             488

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Master Asset-Backed Securities
      Trust, Ser 2006-AB1, Cl A2
         0.704%, 02/25/36 (B)                      $       2,730   $       1,835
   Master Asset-Backed Securities
      Trust, Ser 2006-AB1, Cl A1
         0.614%, 02/25/36 (B)                                145             144
   Master Asset-Backed Securities
      Trust, Ser 2006-NC2, Cl A4
         0.624%, 08/25/36 (B)                              4,210           1,677
   Merrill Lynch Mortgage Investors,
      Ser 2003-HE1, Cl M2
         2.124%, 07/25/34 (B)                                  7               2
   Merrill Lynch Mortgage Investors,
      Ser 2006-FF1, Cl A2A
         0.544%, 08/25/36 (B)                              1,637           1,537
   Morgan Stanley ABS Capital I,
      Ser 2003-NC10, Cl M1
         1.494%, 10/25/33 (B)                              2,370           1,313
   Morgan Stanley ABS Capital I,
      Ser 2006-HE3, Cl A2C
         0.634%, 04/25/36 (B)                              6,800           4,765
   Morgan Stanley ABS Capital I,
      Ser 2006-HE4, Cl A2
         0.574%, 06/25/36 (B)                                515             497
   Morgan Stanley ABS Capital I,
      Ser 2006-HE4, Cl A3
         0.624%, 06/25/36 (B)                              3,100           2,021
   Morgan Stanley ABS Capital I,
      Ser 2006-HE5, Cl A2C
         0.614%, 08/25/36 (B)                              1,615             989
   Morgan Stanley ABS Capital I,
      Ser 2006-HE5, Cl A2B
         0.574%, 08/25/36 (B)                              3,211           2,967
   Morgan Stanley ABS Capital I,
      Ser 2006-HE8, Cl A2C
         0.614%, 10/25/36 (B)                              1,935             824
   Morgan Stanley ABS Capital I,
      Ser 2006-HE8, Cl A2B
         0.574%, 10/25/36 (B)                              7,000           5,542
   Morgan Stanley ABS Capital I,
      Ser 2007-HE7, Cl B1
         2.724%, 07/25/37 (B)                              3,000             150
   Morgan Stanley Dean Witter
      Capital I, Ser 2002-AM3, Cl M1
         1.899%, 02/25/33 (B)                                244             160
   Morgan Stanley Dean Witter
      Capital I, Ser 2003-NC4, Cl M2
         3.474%, 04/25/33 (B)                                132              56
   Morgan Stanley Mortgage Loan
      Trust, Ser 2006-17XS, Cl A1
         0.594%, 10/25/46 (B)                                214             176
   Nationstar Home Equity Loan
      Trust, Ser 2007-C2, Cl 2AV1
         0.534%, 06/25/37 (B)                              2,237           1,936
   Nomura Home Equity Loan,
      Ser 2006-HE3, Cl 2A1
         0.514%, 07/25/36 (B)                                941             835
   Novastar Home Equity Loan,
      Ser 2006-2, Cl A2B
         0.584%, 06/25/36 (B)                              2,918           2,497

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                February 28, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1
         1.124%, 08/25/33 (B)                      $         491   $         247
   Option One Mortgage Loan Trust,
      Ser 2005-5, Cl M1
         0.864%, 12/25/35 (B)                              1,550             536
   Option One Mortgage Loan Trust,
      Ser 2005-5, Cl 5A3
         0.684%, 12/25/35 (B)                              4,057           3,172
   Option One Mortgage Loan Trust,
      Ser 2006-3, Cl 2A2
         0.574%, 02/25/37 (B)                              1,500           1,262
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1
         0.593%, 02/25/38 (B)                              8,898           7,595
   Residential Asset Securities,
      Ser 2005-KS12, Cl A3
         0.794%, 01/25/36 (B)                              2,800           1,616
   Residential Funding Mortgage
      Securities II, Ser 2006-HI5,
      Cl A1
         0.574%, 08/25/19 (B)                                180             165
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B
         0.624%, 02/25/36 (B) (C)                          6,979           3,910
   Soundview Home Equity Loan
      Trust, Ser 2006-3, Cl A2
         0.564%, 11/25/36 (B)                                992             939
   Soundview Home Equity Loan
      Trust, Ser 2006-OPT4, Cl 2A2
         0.564%, 06/25/36 (B)                              2,939           2,804
   Structured Asset Investment Loan
      Trust, Ser 2003-BC4, Cl M2
         3.474%, 06/25/33 (B)                              1,076             679
   Terwin Mortgage Trust, Ser 2006-
      2HGS, Cl A1
         4.500%, 03/25/37 (B) (C)                          8,214           1,504
   Terwin Mortgage Trust, Ser 2006-
      4SL, Cl A1
         4.500%, 05/25/37 (B) (C)                          8,001           1,955
   Terwin Mortgage Trust, Ser 2006-
      6, Cl 1A1
         4.500%, 07/25/37 (B)                                 87              15
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl M8A
         3.474%, 05/25/34 (B) (C)                            729             123
                                                                   -------------
                                                                         121,437
                                                                   -------------
Other Asset-Backed Securities -- 19.7%
   1776 CLO, Ser 2006-1A, Cl B
         1.691%, 05/08/20 (B) (C)                          5,000           1,486
   Ameriquest Mortgage Securities,
      Ser 2005-R11, Cl A2C
         0.704%, 01/25/36 (B)                              2,581           2,298
   Ameriquest Mortgage Securities,
      Ser 2005-R3, Cl A1A
         0.674%, 05/25/35 (B)                                602             532
   Anthracite CDO I, Ser 2004-1A,
      Cl A
         0.833%, 03/23/19 (B) (C)                          6,111           1,528

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Argent Securities, Ser 2005-W4,
      Cl A2C
         0.774%, 02/25/36 (B)                      $       1,706   $       1,529
   Argent Securities, Ser 2006-W4,
      Cl A2B
         0.584%, 05/25/36 (B)                              2,694           2,543
   Bear Stearns Asset-Backed
      Securities Trust, Ser 2006-3 ,
      Cl A1
         0.624%, 08/25/36 (B)                              1,309           1,182
   Carrington Mortgage Loan Trust,
      Ser 2005-NC5, Cl A2
         0.794%, 10/25/35 (B)                              5,378           4,663
   Carrington Mortgage Loan Trust,
      Ser 2006-FRE1, Cl A3
         0.624%, 07/25/36 (B)                              2,400           1,480
   Carrington Mortgage Loan Trust,
      Ser 2006-NC1, Cl A2
         0.634%, 01/25/36 (B)                              2,649           2,531
   Carrington Mortgage Loan Trust,
      Ser 2006-NC3, Cl A1
         0.524%, 08/25/36 (B)                                160             158
   CenterPoint Energy Transition
      Bond LLC, Ser 2001-1, Cl A3
         5.160%, 09/15/11                                  1,952           1,968
   Citigroup Mortgage Loan Trust,
      Ser 2006-WFH3, Cl A3
         0.624%, 10/25/36 (B)                              6,265           3,736
   CNH Equipment Trust, Ser 2008-B,
      Cl A2B
         1.451%, 04/15/11 (B)                              2,748           2,718
   Countrywide Asset-Backed
      Certificates, Ser 2004-5, Cl 3A
         0.704%, 09/25/34 (B)                                136              84
   Countrywide Asset-Backed
      Certificates, Ser 2005-7, Cl MV8
         1.924%, 11/25/35 (B)                              1,400             172
   Countrywide Asset-Backed
      Certificates, Ser 2005-AB1,
      Cl A2
         0.684%, 08/25/35 (B)                              3,265           2,928
   Countrywide Asset-Backed
      Certificates, Ser 2006-3, Cl 2A2
         0.654%, 06/25/36 (B)                              4,173           3,367
   Countrywide Asset-Backed
      Certificates, Ser 2006-6, Cl 2A3
         0.754%, 09/25/36 (B)                                855             269
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2005-
      27, Cl B1
         5.500%, 12/25/35                                  1,623             313
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2005-
      HY10, Cl 1A1
         5.540%, 02/20/36 (B)                              3,106           1,121
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2005-
      HYB9, Cl 1A2
         5.013%, 02/20/36 (B)                                392              65

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                February 28, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2007-
      17, Cl M
         6.229%, 10/25/37 (B)                      $       5,803   $         814
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2008-
      2R, Cl A1
         6.000%, 12/25/36                                  3,731           2,436
   CPL Transition Funding LLC,
      Ser 2002-1, Cl A3
         5.560%, 01/15/12                                  2,055           2,087
   Credit-Based Asset Servicing and
      Securitization LLC, Ser 2005-
      CB2, Cl M1
         0.914%, 04/25/36 (B) (D)                            305             205
   Credit-Based Asset Servicing and
      Securitization, Ser 2007-CB2,
      Cl A2A
         5.891%, 02/25/37                                  2,760           2,440
   Crest Ltd., Ser 2002-IGA, Cl A
         1.634%, 07/28/17 (B) (C)                          6,164           4,438
   Crest Ltd., Ser 2003-1A, Cl B1
         3.131%, 05/28/38 (B) (C)                          6,000           2,400
   CSAB Mortgage Backed Trust,
      Ser 2006-4, Cl A1A
         5.868%, 12/25/36 (D)                                377             334
   Fieldstone Mortgage Investment,
      Ser 2006-3, Cl 2A1
         0.544%, 11/25/36 (B)                                359             310
   Fieldstone Mortgage Investment,
      Ser 2006-3, Cl 2A3
         0.634%, 11/25/36 (B)                                820             241
   Fieldstone Mortgage Investment,
      Ser 2006-3, Cl M1
         0.734%, 11/25/36 (B)                              5,680             114
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2006-FF11, Cl 2A1
         0.514%, 08/25/36 (B)                                321             310
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2006-FF14, Cl A2
         0.534%, 10/25/36 (B)                              1,766           1,556
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2006-FF15, Cl A5
         0.634%, 11/25/36 (B)                                885             340
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2006-FF18, Cl A2C
         0.634%, 11/25/36 (B)                              2,800             777
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2006-FF9, Cl M1
         0.724%, 06/25/36 (B)                             20,000           1,269
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2006-FFA, Cl A3
         0.594%, 09/25/26 (B)                                685             147

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2006-FFB, Cl A2
         0.604%, 12/25/26 (B)                      $         276   $          62
   Fremont Home Loan Trust,
      Ser 2006-A, Cl 2A3
         0.634%, 05/25/36 (B)                              5,500           3,709
   Fremont Home Loan Trust,
      Ser 2006-A, Cl M2
         0.794%, 05/25/36 (B)                              2,320              24
   Fremont Home Loan Trust,
      Ser 2006-B, Cl 2A3
         0.634%, 08/25/36 (B)                              1,550             427
   Fremont Home Loan Trust,
      Ser 2006-C, Cl 2A1
         0.524%, 10/25/36 (B)                              1,123           1,025
   Fremont Home Loan Trust,
      Ser 2006-D, Cl 2A1
         0.534%, 11/25/36 (B)                              1,634           1,476
   GSAMP Trust, Ser 2005-HE4,
      Cl A2C
         0.844%, 07/25/45 (B)                              2,715           2,380
   GSAMP Trust, Ser 2005-HE5,
      Cl A2C
         0.714%, 11/25/35 (B)                                810             791
   GSAMP Trust, Ser 2005-WMC1,
      Cl A4
         0.854%, 09/25/35 (B)                              1,890           1,560
   GSAMP Trust, Ser 2006-FM1,
      Cl A2C
         0.634%, 04/25/36 (B)                              1,000             620
   GSAMP Trust, Ser 2006-FM2,
      Cl A2A
         0.544%, 09/25/36 (B)                                283             268
   GSAMP Trust, Ser 2006-HE2,
      Cl A2
         0.654%, 03/25/46 (B)                              2,435           1,832
   HSI Asset Securitization Trust,
      Ser 2005-I1, Cl 2A3
         0.764%, 11/25/35 (B)                             16,306          12,116
   HSI Asset Securitization Trust,
      Ser 2007-NC1, Cl A4
         0.754%, 04/25/37 (B)                              5,500           1,003
   JPMorgan Mortgage Acquisition,
      Ser 2006-FRE1, Cl A3
         0.664%, 05/25/35 (B)                              1,552           1,253
   Lehman XS Trust, Ser 2006-12N,
      Cl M5
         1.074%, 08/25/46 (B)                                840               4
   Lehman XS Trust, Ser 2006-19,
      Cl A1
         0.574%, 12/25/36 (B)                                222             182
   Lehman XS Trust, Ser 2006-20,
      Cl A1
         0.574%, 01/25/37 (B)                                684             475
   Lehman XS Trust, Ser 2006-2N,
      Cl M5
         1.624%, 02/25/46 (B)                              1,221               6
   Long Beach Mortgage Loan Trust,
      Ser 2005-WL2, Cl M1
         0.944%, 08/25/35 (B)                              2,600           1,449

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                February 28, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Long Beach Mortgage Loan Trust,
      Ser 2006-1, Cl M2
         0.884%, 02/25/36 (B)                      $       2,115   $          19
   Long Beach Mortgage Loan Trust,
      Ser 2006-WL1, Cl 1A3
         0.804%, 01/25/46 (B)                              2,566           1,557
   Merrill Lynch Mortgage Investors,
      Ser 2005-A4, Cl 1A
         4.770%, 07/25/35 (B)                              1,983           1,038
   Merrill Lynch Mortgage Investors,
      Ser 2007-SL1, Cl A1
         0.774%, 02/25/37 (B)                                570              62
   Morgan Stanley ABS Capital I,
      Ser 2005-HE6, Cl A2C
         0.794%, 11/25/35 (B)                              5,850           3,654
   Morgan Stanley ABS Capital I,
      Ser 2006-NC5, Cl A2A
         0.514%, 10/25/36 (B)                              1,347           1,261
   Morgan Stanley ABS Capital I,
      Ser 2006-WMC2, Cl A2C
         0.624%, 07/25/36 (B)                              7,970           2,079
   Morgan Stanley IXIS Real Estate
      Capital Trust, Ser 2006-2, Cl A3
         0.624%, 11/25/36 (B)                              3,870           1,157
   National Collegiate Student Loan
      Trust, Ser 2004-2, Cl 2C
         1.274%, 12/26/33 (B)                                250              25
   National Collegiate Student Loan
      Trust, Ser 2006-3, Cl C
         0.944%, 02/25/32 (B)                              5,850             935
   New Century Home Equity Loan
      Trust, Ser 2005-C, Cl A2C
         0.724%, 12/25/35 (B)                             10,000           7,593
   New Century Home Equity Loan
      Trust, Ser 2006-1, Cl M2
         0.834%, 05/25/36 (B)                              1,500              53
   Ownit Mortgage Loan Asset-
      Backed Certificates, Ser 2006-4,
      Cl A2A
         0.504%, 05/25/37 (B)                                 31              31
   RAAC Series, Ser 2006-SP4, Cl A1
         0.574%, 11/25/36 (B)                                205             185
   Rampart CLO, Ser 2007-1A, Cl A
         1.609%, 10/25/21 (B) (C)                          5,500           3,242
   Residential Asset Mortgage
      Products, Ser 2006-NC2, Cl A2
         0.664%, 02/25/36 (B)                              2,996           2,068
   SACO I, Ser 2005-10, Cl 2A1
         0.734%, 01/25/36 (B)                             10,809           4,669
   SACO I, Ser 2005-9, Cl A1
         0.724%, 12/25/35 (B)                              4,288           1,444
   SACO I, Ser 2005-WM3, Cl A1
         0.994%, 09/25/35 (B)                              2,058             689
   Securitized Asset-Backed
      Receivables LLC Trust,
      Ser 2005-FR5, Cl A1A
         0.764%, 08/25/35 (B)                              2,690           2,382
   Securitized Asset-Backed
      Receivables LLC Trust,
      Ser 2005-HE1, Cl A3C
         0.804%, 10/25/35 (B)                              1,414           1,177

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Securitized Asset-Backed
      Receivables LLC Trust,
      Ser 2005-HE1, Cl A1A
         0.774%, 10/25/35 (B) (C)                  $       2,592   $       2,417
   Securitized Asset-Backed
      Receivables LLC Trust,
      Ser 2006-FR4, Cl A2A
         0.554%, 08/25/36 (B)                              1,315           1,082
   Securitized Asset-Backed
      Receivables LLC Trust,
      Ser 2007-NC1, Cl A2B
         0.624%, 12/25/36 (B)                              3,200           1,047
   SLM Student Loan Trust, Ser 2006-
      C, Cl C
         2.386%, 12/15/39 (B)                              5,400           2,612
   Specialty Underwriting &
      Residential Finance, Ser 2005-
      AB3, Cl A2B
         0.724%, 09/25/36 (B)                              4,439           3,588
   Specialty Underwriting &
      Residential Finance, Ser 2006-
      BC5, Cl M1
         0.714%, 11/25/37 (B)                              4,200             240
   Specialty Underwriting &
      Residential Finance, Ser 2006-
      BC5, Cl A2D
         0.624%, 11/25/37 (B)                              7,336           2,885
   Structured Asset Investment Loan
      Trust, Ser 2006-BNC3, Cl A3
         0.624%, 09/25/36 (B)                             11,000           4,280
   Structured Asset Securities,
      Ser 2006-BC6, Cl A4
         0.644%, 01/25/37 (B)                              3,700           1,073
   Structured Asset Securities,
      Ser 2006-GEL4, Cl A1
         0.594%, 10/25/36 (B) (C)                            300             225
   Structured Asset Securities,
      Ser 2007-BC1, Cl A4
         0.604%, 02/25/37 (B)                              5,100           1,627
   Terwin Mortgage Trust, Ser 2006-
      17HE, Cl A2A
         0.554%, 01/25/38 (B) (C)                            370             269
                                                                   -------------
                                                                         144,216
                                                                   -------------
Total Asset-Backed Securities
   (Cost $514,971) ($ Thousands)                                         317,483
                                                                   -------------
CORPORATE OBLIGATIONS -- 7.6%

Consumer Discretionary -- 1.1%
   ACE Hardware
         9.125%, 06/01/16 (C)                                250             200
   AMC Entertainment
         8.625%, 08/15/12                                    250             241
   Aramark
         8.500%, 02/01/15                                    250             228
   GameStop
         8.000%, 10/01/12                                    500             503
   General Motors
         7.125%, 07/15/13                                  1,000             135
   Home Depot
         5.400%, 03/01/16                                  1,000             892

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                February 28, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Jarden
         7.500%, 05/01/17                          $         250   $         195
   JC Penney
         6.375%, 10/15/36                                  2,000           1,230
   Levi Strauss
         9.750%, 01/15/15                                    250             208
   Time Warner
         1.461%, 11/13/09 (B)                              3,000           2,943
   Yum! Brands
         6.875%, 11/15/37                                  1,500           1,242
                                                                   -------------
                                                                           8,017
                                                                   -------------
Consumer Staples -- 0.8%
   Churck & Dwight
         6.000%, 12/15/12                                    500             495
   Constellation Brands
         7.250%, 05/15/17                                    250             236
   CVS Caremark
         5.750%, 06/01/17                                    250             244
         2.503%, 06/01/10 (B)                              3,205           3,107
   HCA
         9.250%, 11/15/16                                    250             229
   Roche Holdings
         5.000%, 03/01/14 (C)                              1,000           1,011
   Supervalu
         7.500%, 05/15/12                                    250             243
                                                                   -------------
                                                                           5,565
                                                                   -------------
Energy -- 1.5%
   Anadarko Petroleum
         2.396%, 09/15/09 (B)                              3,000           2,968
   Chesapeake Energy
         6.875%, 01/15/16                                    250             206
   ConocoPhillips
         4.750%, 02/01/14                                  2,000           2,023
   Devon Energy
         6.300%, 01/15/19                                  2,000           1,962
   El Paso
         6.875%, 06/15/14                                    250             221
   Frontier Oil
         6.625%, 10/01/11                                    250             239
   Plains Exploration & Production
         7.625%, 06/01/18                                    250             218
   Range Resources
         7.500%, 05/15/16                                    250             231
   Rockies Express Pipeline LLC
         4.250%, 08/20/09 (B) (C)                          3,000           3,001
   Southwestern Energy
         7.500%, 02/01/18 (C)                                250             236
                                                                   -------------
                                                                          11,305
                                                                   -------------
Financials -- 1.2%
   Allstate
         6.125%, 05/15/37 (B)                              2,000           1,140
   Caterpillar Financial Services MTN
         6.125%, 02/17/14                                    750             731
   Discover Financial Services
         6.450%, 06/12/17                                    695             526
   General Electric Capital
         6.375%, 11/15/67 (B)                              2,000           1,159
   Merrill Lynch MTN
         0.551%, 08/14/09 (B)                              1,285           1,264

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   MetLife
         6.400%, 12/15/36                          $       1,500   $         807
   Shinsei Finance Cayman Ltd.
         6.418%, 01/29/49 (B) (C)                          2,235             368
   Simon Property Group
         4.875%, 03/18/10                                    500             483
   Xstrata Finance Dubai
         1.581%, 11/13/09 (B) (C)                          2,400           2,156
                                                                   -------------
                                                                           8,634
                                                                   -------------
Health Care -- 0.4%
   UnitedHealth Group
         1.705%, 06/21/10 (B)                              3,000           2,883
                                                                   -------------
Industrials -- 0.4%
   Alliant Techsystems
         6.750%, 04/01/16                                    250             241
   Fisher Scientific International
         6.125%, 07/01/15                                  1,500           1,477
   Iron Mountain
         8.750%, 07/15/18                                    500             498
   L-3 Communications
         6.125%, 01/15/14                                    250             239
   Terex
         7.375%, 01/15/14                                    250             213
                                                                   -------------
                                                                           2,668
                                                                   -------------
Information Technology -- 0.1%
   Hewlett-Packard
         4.750%, 06/02/14                                    650             647
                                                                   -------------
Materials -- 0.3%
   AK Steel
         7.750%, 06/15/12                                    250             215
   Buckeye Technologies
         8.500%, 10/01/13                                    250             223
   Freeport-McMoRan Copper & Gold
         8.375%, 04/01/17                                    250             216
   Georgia-Pacific
         8.125%, 05/15/11                                    250             243
   Owens-Illinois
         7.800%, 05/15/18                                    250             240
   Rio Tinto Finance USA
         5.875%, 07/15/13                                  1,000             908
   Steel Dynamics
         6.750%, 04/01/15                                    250             194
   Westlake Chemical
         6.625%, 01/15/16                                    250             150
                                                                   -------------
                                                                           2,389
                                                                   -------------
Telecommunication Services -- 0.9%
   American Tower
         7.000%, 10/15/17 (C)                                250             245
   Cincinnati Bell
         8.375%, 01/15/14                                    250             229
   Citizens Communications
         6.250%, 01/15/13                                    250             228
   CSC Holdings
         8.500%, 04/15/14 (C)                                250             240

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                February 28, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                                                    Face Amount
                                                   ($ Thousands)    Market Value
Description                                           /Shares      ($ Thousands)
-----------                                        -------------   -------------
   News America Holdings
         7.700%, 10/30/25                          $       2,000   $       1,789
   Rogers Communications
         6.800%, 08/15/18                                    250             251
   Sprint Capital
         6.875%, 11/15/28                                  2,000           1,105
   Verizon Communications
         8.750%, 11/01/18                                  1,000           1,143
   Verizon Wireless Capital LLC
         5.550%, 02/01/14 (C)                              1,500           1,491
                                                                   -------------
                                                                           6,721
                                                                   -------------
Utilities -- 0.9%
   Nisource Finance
         1.821%, 11/23/09 (B)                              3,082           2,950
   Ohio Power
         1.605%, 04/05/10 (B)                              4,120           4,030
                                                                   -------------
                                                                           6,980
                                                                   -------------
Total Corporate Obligations
   (Cost $63,572) ($ Thousands)                                           55,809
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.5%

   FHLMC
      2.893%, 03/30/09 (A) (E)                             1,000           1,000
      2.171%, 04/13/09 (A) (E)                             1,000           1,000
   FNMA
      0.601%, 03/06/09 (A) (E)                             1,450           1,450
                                                                   -------------
Total U.S. Government Agency
   Obligations
   (Cost $3,445) ($ Thousands)                                             3,450
                                                                   -------------
CONVERTIBLE BOND -- 0.1%

National City CV to 52.8709
         4.000%, 02/01/11                                    750             674
                                                                   -------------
Total Convertible Bond
   (Cost $694) ($ Thousands)                                                 674
                                                                   -------------
CASH EQUIVALENT -- 25.5%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 0.350%*                 187,087,839         187,088
                                                                   -------------
Total Cash Equivalent
   (Cost $187,088) ($ Thousands)                                         187,088
                                                                   -------------
Total Investments -- 120.7%
   (Cost $1,189,546)($ Thousands)                                  $     886,630
                                                                   =============

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                February 28, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

A summary of outstanding futures contracts held by the Fund at February 28, 2009, is as follows:

                                                            NET
                                                        UNREALIZED
                            NUMBER OF                  APPRECIATION
TYPE OF                     CONTRACTS    EXPIRATION   (DEPRECIATION)
CONTRACT                  LONG (SHORT)      DATE       ($ THOUSANDS)
--------                  ------------   ----------   --------------
U.S. 5-Year Bond              (133)       Jun-2009        $  34
U.S. 5-Year Bond               188        Jun-2009          (93)
U.S. 10-Year Bond             (271)       Jun-2009          175
U.S. 10-Year Bond              184        Jun-2009         (244)
U.S. Long Treasury Bond         (5)       Jun-2009           10
                                                          -----
                                                          $(118)
                                                          =====

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                February 28, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

A summary of outstanding swap agreements held by the Fund at February 28, 2009, is as follows:

                              CREDIT DEFAULT SWAPS

                                                                                                                          NET
                                                                                                                      UNREALIZED
                                                                            (PAYS)/                    NOTIONAL      APPRECIATION
                                                               BUY/SELL    RECEIVES   TERMINATION       AMOUNT      (DEPRECIATION)
COUNTERPARTY             REFERENCE ENTITY/OBLIGATION          PROTECTION     RATE         DATE      ($ THOUSANDS)    ($ THOUSANDS)
------------      -----------------------------------------   ----------   --------   -----------   -------------   --------------
JPMorgan Chase    Autozone Inc., 5.875%, 10/15/20             Buy           (0.46)      12/20/11       $ 4,375          $    99
JPMorgan Chase    Autozone Inc., 5.875%, 10/15/20             Buy           (0.46)      12/20/11           250                6
Bank of America   Black & Decker Corp., 7.125%, 06/01/11      Buy           (0.55)      12/20/11         4,375              242
Bank of America   Black & Decker Corp., 7.125%, 06/01/11      Buy           (0.55)      12/20/11           250               15
Bank of America   Campbell Soup Co., 4.875%, 10/01/13         Buy           (0.20)      06/20/14         6,850               46
Bank of America   Campbell Soup Co., 4.875, 10/01/13          Buy           (0.20)      06/20/14           350                2
JPMorgan Chase    CDS.NA.HY.9 Index                           Buy           (3.75)      12/20/12         6,580              827
Bank of America   CDX.NA.IG 11 Index                          Buy           (1.50)      12/20/13         9,250              (16)
Goldman Sachs     CDX.NA.IG 11 Index                          Buy           (1.50)      12/20/13        22,750              198
Goldman Sachs     CDX.NA.IG 11 Index                          Buy           (1.50)      12/20/13         2,400                2
JPMorgan Chase    CDX.NA.IG 11 Index                          Buy           (1.50)      12/20/13        20,000              251
JPMorgan Chase    CMBX.NA.A 2 Index                           Buy           (0.25)      03/15/49         3,000            1,524
Merrill Lynch     CMBX.NA.A 2 Index                           Buy           (0.25)      03/15/49         2,000            1,017
Goldman Sachs     CMBX.NA.A 3 Index                           Buy           (0.62)      12/15/49         2,000            1,249
Goldman Sachs     CMBX.NA.A 3 Index                           Buy           (0.62)      12/15/49         1,000              627
Goldman Sachs     CMBX.NA.A 3 Index                           Buy           (0.62)      12/15/49         1,000              622
Bank of America   Computer Science Corp., 5.000% 02/15/13     Buy           (0.65)      06/20/13         4,250               27
Bank of America   Darden Restaurants Inc., 7.125%, 02/01/16   Buy           (0.45)      12/20/11         2,250              117
Bank of America   Darden Restaurants Inc., 7.125%, 02/01/16   Buy           (0.45)      12/20/11           250               13
JPMorgan Chase    Hasbro Inc., 2.750%, 12/01/21               Buy           (0.39)      12/20/11         4,250              123
JPMorgan Chase    Hasbro Inc., 2.750%, 12/01/21               Buy           (0.39)      12/20/11           250                7
JPMorgan Chase    Jones Apparel Group., 5.125%, 11/15/14      Buy           (0.77)      12/20/11         1,750              379
JPMorgan Chase    Jones Apparel Group., 5.125%, 11/15/14      Buy           (0.77)      12/20/11           250               57
Bank of America   Lowes Cos. Inc., 8.250% 06/01/10            Buy           (0.60)      09/20/13         4,000              132
Bank of America   Lowes Cos. Inc., 8.250%, 06/01/10           Buy           (0.95)      03/20/13         1,500               22
Merrill Lynch     MDC Holdings Inc., 5.500%, 05/15/13         Buy           (0.90)      12/20/11         4,250               13
Merrill Lynch     MDC Holdings Inc., 5.500%, 05/15/13         Buy           (0.90)      12/20/11           250                2
Bank of America   MeadWestvaco Corp., 6.850%, 04/01/12        Buy           (0.48)      12/20/11         1,750               48
Bank of America   MeadWestvaco Corp., 6.850%, 04/01/12        Buy           (0.48)      12/20/11           250                7
JPMorgan Chase    MGIC Investment Corp., 6.000%, 11/01/15     Buy           (0.35)      12/20/13         4,375            1,047
JPMorgan Chase    MGIC Investment Corp., 6.000%, 11/01/15     Buy           (0.35)      12/20/13           250               60
Bank of America   MGIC Investment Corp., 6.000%, 11/01/15     Buy           (0.35)      12/20/13         4,375            1,047
Bank of America   MGIC Investment Corp., 6.000%, 11/01/15     Buy           (0.35)      12/20/13           250               60
Merrill Lynch     Nordstrom Inc., 6.950%, 03/15/28            Buy           (0.28)      12/20/13         4,375              883
Merrill Lynch     Nordstrom Inc., 6.950%, 03/15/28            Buy           (0.28)      12/20/13           250               52
Bank of America   PMI Group Inc., 6.000%, 09/15/16            Buy           (0.35)      12/20/13         4,375            1,058
Bank of America   PMI Group Inc., 6.000%, 09/15/16            Buy           (0.35)      12/20/13           250               77

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                February 28, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

                              CREDIT DEFAULT SWAPS

                                                                                                                          NET
                                                                                                                      UNREALIZED
                                                                            (PAYS)/                    NOTIONAL      APPRECIATION
                                                               BUY/SELL    RECEIVES   TERMINATION       AMOUNT      (DEPRECIATION)
COUNTERPARTY             REFERENCE ENTITY/OBLIGATION          PROTECTION     RATE         DATE      ($ THOUSANDS)    ($ THOUSANDS)
------------      -----------------------------------------   ----------   --------   -----------   -------------   --------------
JPMorgan Chase    PMI Group Inc., 6.000%, 09/15/16            Buy           (0.35)      12/20/13       $4,375           $ 1,351
JPMorgan Chase    PMI Group Inc., 6.000%, 09/15/16            Buy           (0.35)      12/20/13          250                80
JPMorgan Chase    PPG Industries Inc., 7.050%, 08/15/09       Buy           (0.20)      12/20/11        4,250               213
JPMorgan Chase    PPG Industries Inc., 7.050%, 08/15/09       Buy           (0.20)      12/20/11          250                13
Bank of America   Radian Group Inc., 7.750%, 06/01/11         Buy           (0.35)      12/20/13        4,375             1,411
Bank of America   Radian Group Inc., 7.750%, 06/01/11         Buy           (0.39)      12/20/13          250                81
JPMorgan Chase    Radian Group Inc., 7.750%, 06/01/11         Buy           (0.39)      12/20/13        4,250             1,359
JPMorgan Chase    Radian Group Inc., 7.750%, 06/01/11         Buy           (0.39)      12/20/13          250                86
Merrill Lynch     Southwest Airlines Co, 6.500%, 03/01/12     Buy           (0.27)      12/20/11          250                15
JPMorgan Chase    Southwest Airlines Co., 6.500%, 03/01/12    Buy           (0.27)      12/20/11        4,250               281
JPMorgan Chase    Southwest Airlines Co., 6.500%, 03/01/12    Buy           (0.27)      12/20/11          250                15
Merrill Lynch     Southwest Airlines Co., 6.500%, 03/01/12    Buy           (0.27)      12/20/11        4,375               290
Bank of America   The Limited Inc., 6.125%, 12/01/12          Buy           (0.48)      12/20/11        4,250               684
Bank of America   The Limited Inc., 6.125%, 12/01/12          Buy           (0.48)      12/20/11          250                41
Bank of America   TJX Cos. Inc., 7.450%, 12/15/09             Buy           (0.19)      12/20/11        4,250               131
Bank of America   TJX Cos. Inc., 7.450%, 12/15/09             Buy           (0.19)      12/20/11          250                 8
                                                                                                                        -------
                                                                                                                        $18,001
                                                                                                                        =======

                               INTEREST RATE SWAPS

                                                                               NET
                                                             NOTIONAL       UNREALIZED
                                             TEMINATION       AMOUNT       APPRECIATION
COUNTERPARTY     FUND PAYS   FUND RECEIVES      DATE      ($ THOUSANDS)   ($ THOUSANDS)
------------     ---------   -------------   ----------   -------------   -------------
JPMorgan Chase    4.4025%    3-month LIBOR    11/07/09       $ 9,000           $ 74
JPMorgan Chase    4.4475     3-month LIBOR    11/08/09        11,000             94
                                                                               ----
                                                                               $168
                                                                               ====

                               TOTAL RETURN SWAPS

                                                                                                                        NET
                                                                                                      NOTIONAL       UNREALIZED
                       REFERENCE                                                     TERMINATION       AMOUNT       DEPRECIATION
COUNTERPARTY       ENTITY/OBLIGATION       FUND PAYS            FUND RECEIVES            DATE      ($ THOUSANDS)   ($ THOUSANDS)
------------      -------------------   ----------------   -----------------------   -----------   -------------   -------------
Bank of America   BAS AAA 10YR          Negative           Initial Index
                     CMBS Daily Index      Spread Return      Spread Minus 25 Bps      03/31/09       $16,000        $ (1,723)
JPMorgan Chase    BAS AAA 10YR          Negative           Initial Index
                     CMBS Daily Index      Spread Return      Spread Minus 130 Bps     03/31/09        26,000          (2,801)
Goldman Sachs     BAS AAA 10YR          Negative           Initial Index
                     CMBS Daily Index      Spread Return      Spread Minus 150 Bps     03/31/09        38,000          (4,095)
JPMorgan Chase    BAS AAA 10YR          Negative           Initial Index
                     CMBS Daily Index      Spread Return      Spread Minus 150 Bps     03/31/09        12,000          (1,293)
Bank of America   BAS AAA 10YR          Negative           Initial Index
                     CMBS Daily Index      Spread Return      Spread Minus 175 Bps     03/31/09        12,000          (1,293)
                                                                                                                     --------
                                                                                                                     $(11,205)
                                                                                                                     ========

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                February 28, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

     Percentages are based on a Net Assets of $734,558 ($ Thousands)

* Investment in affiliated security. Rate shown is the 7-day effective yield as of February 28, 2009

(A) The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2009. The date reported on the Schedule of Investments is the maturity date. The effective date may be shorter.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 28, 2009. The coupon on a step bond changes on a specified date.

(E) Security, or portion thereof, has been pledged as collateral on open futures contracts.

ABS -- Asset-Based Security
ARM -- Adjustable Rate Mortgage
CDO -- Collateralized Debt Obligation
Cl -- Class
CLO -- Collateralized Loan Obligation
CMO -- Collateralized Mortgage Obligation
CV -- Convertible Security
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
IO -- Interest Only - face amount represents notional amount
LIBOR -- London InterBank Offered Rate
LLC -- Limited Liability Company
Ltd. -- Limited
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced

Amounts designated as "--" are $0 or have been rounded to $0.

+    At February 28, 2009, the tax basis cost of the Fund's investments was
$1,189,546 ($ Thousands) and the unrealized appreciation and depreciation were $1,457 ($ Thousands) and $(304,373) ($ Thousands), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                        SEI ALPHA STRATEGY PORTFOLIOS, LP

                             Schedule of Investments
                                February 28, 2009
                                   (Unaudited)

SEI LIBOR Plus Portfolio

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after June 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the period ended February 28, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments in accordance with FAS 157 carried at value
($ Thousands):

                                                INVESTMENTS IN
               VALUATION INPUTS                   SECURITIES
               ----------------                 --------------
Level 1 - Quoted Prices                            $187,088
Level 2 - Other Significant Observable Inputs       699,542
Level 3 - Significant Unobservable Inputs                --
                                                   --------
   TOTAL                                           $886,630
                                                   ========

                                                OTHER FINANCIAL
               VALUATION INPUTS                   INSTRUMENTS*
               ----------------                 ---------------
Level 1 - Quoted Prices                             $ (118)
Level 2 - Other Significant Observable Inputs        6,964
Level 3 - Significant Unobservable Inputs               --
                                                    ------
   TOTAL                                            $6,846
                                                    ======

* Other financial instruments are futures and swaps which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               SEI Alpha Strategy Portfolios, LP


By (Signature and Title)                   /s/ Robert A. Nesher
                                           -----------------------------------
                                           Robert A. Nesher, President & CEO

Date: April 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                   /s/ Robert A. Nesher
                                           -----------------------------------
                                           Robert A. Nesher, President & CEO

Date: April 24, 2009


By (Signature and Title)                   /s/ Stephen F. Panner
                                           -----------------------------------
                                           Stephen F. Panner, Controller & CFO

Date: April 24, 2009